SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	1 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012 item	Dec. 31, 2010	Dec. 31, 2011
Basis of Presentation
Number of operating segments		1
Number of reporting segments		1
Reverse stock split conversion ratio	0.1667
Reclassifications
Changes related to accounts receivable			$ 64,645
Cash and Cash Equivalents
FDIC-insured accounts, percentage of balance insured		100.00%		100.00%
Software
Property and equipment
Estimated useful lives		5 years
Computer equipment
Property and equipment
Estimated useful lives		7 years
Non-computer equipment
Property and equipment
Estimated useful lives		10 years